================================================================================


                                  ANNUAL REPORT
                                -----------------
                                December 31, 2000
                                -----------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.



                                     [LOGO]
                                 --------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Special Situations Fund showed a total return of -6.78% for all of 2000, compared with a total return of -9.11% for the Standard & Poor's 500, an unmanaged stock index.(1)

Any money manager can do well in a rising market. The true test is measured by how well a fund does when the inevitable downturn comes. That downturn came with a vengeance in 2000. After beating the S&P 500 by over 40 percentage points in 1999, we beat that index again in 2000. In a year in which the NASDAQ Composite Index fell nearly 40%, and the S&P fell nearly 10%, your Fund was down only 6.78%. While negative returns are never pleasant, we have performed better than these two major market indices.

Our disciplined investment process helps us find winning stocks, but also helps us eliminate losing stocks from the portfolio. The latter attribute was crucial in 2000, a year to be on the defensive. Our stock selection strategy is always to stick with companies showing strong relative earnings momentum and strong relative stock price momentum. This "growth" strategy means we usually carry a large weighting in the fast-growing technology sector. In 2000, this sector began showing signs of weakness in its earnings and showed definitive weakness in its stock price momentum. As the year went on, we made substantial sales of technology stocks, and moved more deeply into more conservative sectors, such as financials, health care, and even utilities. The Fund continues to hold about 400 stocks of all shapes and sizes. By market capitalization, about two-fifths are under $3 billion, two fifths are $3 to $13 billion, and one fifth is over $13 billion.

Entering 2001, a shift to monetary ease by the Federal Reserve gave us a new challenge. If the Fed succeeds in keeping the U.S. economy out of a severe recession, it may be the time to move into a less-defensive position in the portfolio. We will continue to follow where the earnings and stock price momentum takes us.

Thank you for investing with us.

                                          Sincerely,

                                          /s/ Jean Bernhard Buttner

                                          Jean Bernhard Buttner
                                          Chairman and President

February 1, 2001

(1). The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy is now clearly faltering as we make our way through the first part of the new year. Evidence of this sharp deterioration in business strength can be found in the most recent figures on manufacturing, factory usage, and employment. Overall, we estimate that the economy will show little, if any, growth through the opening half of 2001. Thereafter, we would expect the rate of growth to quicken somewhat, with GDP increases averaging about 3% during the second half of the year.

Inflationary  pressures,  meanwhile,  continue  to be held in check for the most part, with sustained moderate increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, some increases in cost pressures could still evolve over the next few quarters, particularly if oil prices rise sharply in response to reduced energy production worldwide. The prospect of several quarters of very muted growth, at best, however, should reduce energy consumption, thereby helping to keep oil and gas prices from escalating over the course of the new year.

Meanwhile, the Federal Reserve, taking note of the current deterioration in the economy has been reducing interest rates aggressively, having now cut borrowing costs by a full percentage point through January of this year. The Fed's objective in reducing interest rates at this time is to give the economy a shot in the arm to try to avert a recession. Indeed, we believe that the Fed will continue to reduce rates in the months ahead until the threat of a recession passes, or if one should still develop to ensure that it is brief and mild.


*Performance Data:

                                                                 Growth of
                                              Average           an Assumed
                                              Annual           Investment of
                                           Total Return           $10,000
                                           ------------        -------------
 1 year ended 12/31/00...............          -6.78%              $ 9,322
 5 years ended 12/31/00..............         +22.63%              $27,729
10 years ended 12/31/00..............         +18.33%              $53,843

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.



--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


--------------------------------------------------------------------------------

             COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE VALUE LINE SPECIAL SITUATIONS FUND
                          AND THE S&P 500 STOCK INDEX*


[THE FOLLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                Value Line
                           Special Situations Fund              S & P 500
                           -----------------------              ---------
1/1/91                            $10,000                        $10,000
3/91                              $12,279                        $11,453
6/91                              $11,690                        $11,426
9/91                              $12,924                        $12,037
12/31/91                          $13,661                        $13,047
3/92                              $13,195                        $12,717
6/92                              $11,355                        $12,959
9/92                              $11,288                        $13,367
12/31/92                          $13,189                        $14,040
3/93                              $12,441                        $14,653
6/93                              $13,298                        $14,725
9/93                              $14,736                        $15,105
12/31/93                          $14,902                        $15,455
3/94                              $14,207                        $14,869
6/94                              $12,713                        $14,932
9/94                              $14,937                        $15,662
12/31/94                          $15,056                        $15,660
3/95                              $16,082                        $17,184
6/95                              $17,564                        $18,825
9/95                              $20,035                        $20,321
12/31/95                          $19,417                        $21,544
3/96                              $20,062                        $22,700
6/96                              $20,313                        $23,719
9/96                              $20,289                        $24,452
12/31/96                          $20,823                        $26,491
3/97                              $19,871                        $27,198
6/97                              $23,337                        $31,946
9/97                              $28,457                        $34,341
12/31/97                          $27,507                        $35,327
3/98                              $32,371                        $40,255
6/98                              $33,093                        $41,584
9/98                              $28,020                        $37,447
12/31/98                          $35,727                        $45,422
3/99                              $37,382                        $47,685
6/99                              $41,560                        $51,046
9/99                              $41,803                        $47,859
12/31/99                          $57,756                        $54,980
3/00                              $64,835                        $56,241
6/00                              $62,425                        $54,747
9/00                              $65,304                        $54,216
12/31/2000                        $53,842                        $49,974



                            (from 1/1/91 to 12/31/00)

--------------------------------------------------------------------------------
* The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.



The return for the index does not reflect expenses which are deducted from the Fund's returns.


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Portfolio Highlights at December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                      Value                    Percentage of
Issue                                                        Shares               (in thousands)                 Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp. .....................................          120,000                  $5,407                         1.4%
King Pharmaceuticals, Inc. ........................           79,843                   4,127                         1.1
Waters Corp. ......................................           46,000                   3,841                         1.0
Check Point Software Technologies Ltd. ............           28,000                   3,740                         1.0
Emulex Corp. ......................................           46,000                   3,677                         0.9
Applied Micro Circuits Corp. ......................           44,000                   3,302                         0.9
Quest Diagnostics, Inc. ...........................           21,000                   2,982                         0.8
PerkinElmer, Inc. .................................           27,000                   2,835                         0.7
Network Appliance, Inc. ...........................           42,000                   2,698                         0.7
TriQuint Semiconductor, Inc. ......................           61,600                   2,691                         0.7

Five Largest Industry Categories
                                                               Value               Percentage of
Industry                                                   (in thousands)            Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Computer Software & Services ......................         $45,559                     11.7%
Drug ..............................................          32,437                      8.4
Medical Services ..................................          28,754                      7.4
Semiconductor .....................................          22,793                      5.9
Medical Supplies ..................................          20,018                      5.2

Five Largest Net Security Purchases*
                                                                Cost
Issue                                                      (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
ACE Ltd. ..........................................           $1,338
Merck & Co., Inc. .................................            1,234
CVS Corp. .........................................            1,200
United Parcel Service, Inc. Class "B" .............            1,193
PartnerRe Ltd. ....................................            1,166

Five Largest Net Security Sales*
                                                              Proceeds
Issue                                                      (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp. ................................           $6,383
Newport Corp. .....................................            2,955
BroadVision, Inc. .................................            2,624
Apple Computer, Inc. ..............................            2,051
NVIDIA Corp. ......................................            1,800



* For the six month period ended 12/31/00


--------------------------------------------------------------------------------
5

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (99.5%)

             ADVERTISING (1.2%)
  26,000     ADVO, Inc.*......................................         $  1,154
  20,000     Direct Focus, Inc.*..............................              671
  21,000     Getty Images, Inc.*..............................              672
  12,000     Omnicom Group, Inc...............................              995
  21,000     TMP Worldwide, Inc.*.............................            1,155
                                                                       --------
                                                                          4,647

             AEROSPACE/
               DEFENSE (2.1%)
  36,000     Aeroflex Inc.*...................................            1,038
  17,250     Alliant Techsystems, Inc.*.......................            1,151
  20,000     Boeing Co........................................            1,320
  20,000     General Dynamics Corp............................            1,560
  25,000     Newport News
                 Shipbuilding, Inc............................            1,300
  27,000     Precision Castparts Corp.........................            1,136
  26,000     Teledyne Technologies Inc.*......................              614
                                                                       --------
                                                                          8,119

             AIR TRANSPORT (0.8%)
  32,000     Atlantic Coast Airlines
                 Holdings, Inc.*..............................            1,308
  50,000     Southwest Airlines Co............................            1,677
                                                                       --------
                                                                          2,985

             BANK (0.5%)
   5,000     Mercantile Bankshares Corp.......................              216
  26,000     Synovus Financial Corp...........................              701
  18,000     Wells Fargo & Co.................................            1,002
                                                                       --------
                                                                          1,919

             BANK--MIDWEST (1.1%)
  18,000     Fifth Third Bancorp..............................            1,075
  21,000     Northern Trust Corp..............................            1,713
  34,000     TCF Financial Corp...............................            1,515
                                                                       --------
                                                                          4,303

             BEVERAGE--
               ALCOHOLIC (0.6%)
  13,000     Constellation Brands, Inc,
                 Class "A"*...................................              764
  19,000     Coors (Adolph) Co.
                 Class "B"....................................            1,526
                                                                       --------
                                                                          2,290

             BEVERAGE--SOFT
               DRINK (0.5%)
  16,000     Pepsi Bottling
                 Group, Inc. (The)............................              639
  25,000     PepsiCo, Inc.....................................            1,239
                                                                       --------
                                                                          1,878

             BUILDING
               MATERIALS (0.4%)
  26,000     Insituform Technologies, Inc.
                 Class "A"*...................................            1,037
  14,000     Jacobs Engineering
                 Group, Inc.*.................................              646
                                                                       --------
                                                                          1,683

             CABLE TV ( 0.2%)
  42,000     EchoStar Communications
                 Corp. Class "A"*.............................              956

             CHEMICAL--
               DIVERSIFIED (0.8%)
  14,000     Aventis S.A. (ADR)...............................            1,180
  14,000     Millipore Corp...................................              882
  10,000     Minnesota Mining &
                 Manufacturing Co.............................            1,205
                                                                       --------
                                                                          3,267

             CHEMICAL--
               SPECIALTY (0.4%)
  27,000     Celgene Corp.*...................................              878
   6,000     Park Electrochemical Corp........................              184
  13,000     Sigma-Aldrich Corp...............................              511
                                                                       --------
                                                                          1,573


--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             COMPUTER &
               PERIPHERALS (3.3%)
  21,000     Actel Corp.*.....................................         $    508
  47,314     Avocent Corp.*...................................            1,278
  22,000     Cabletron Systems, Inc.*.........................              331
  41,214     Cisco Systems, Inc.*.............................            1,576
  46,000     Emulex Corp.*....................................            3,677
  10,500     Handspring, Inc.*................................              409
  30,000     MRV Communications, Inc.*........................              401
  42,000     Network Appliance, Inc.*.........................            2,698
  24,000     Rainbow Technologies, Inc.*......................              380
  56,800     Sun Microsystems, Inc.*..........................            1,583
                                                                       --------
                                                                         12,841

             COMPUTER SOFTWARE &
               SERVICES (11.7%)
 100,000     Actuate Corp.*...................................            1,913
  26,000     Acxiom Corp.*....................................            1,012
  36,000     Adobe Systems, Inc...............................            2,095
  28,000     Advanced Digital
                 Information Corp.*...........................              644
  13,000     Advent Software, Inc.*...........................              521
  17,000     Affiliated Computer
                 Services, Inc. Class "A"*....................            1,032
  26,000     AremisSoft Corp.*................................            1,110
  22,000     Aspen Technology, Inc.*..........................              731
  26,000     BEA Systems, Inc.*...............................            1,750
  20,000     Bisys Group, Inc. (The)*.........................            1,043
  38,000     Cadence Design Systems, Inc.*....................            1,045
  28,000     Check Point Software
                 Technologies Ltd. *..........................            3,740
  27,000     Cognizant Technology Solu-
                 tions Corp. Class "A"*.......................              980
  20,000     Cognos Inc.*.....................................              376
  22,000     Comverse Technology, Inc.*.......................            2,390
  22,000     DST Systems, Inc.*...............................            1,474
  31,500     Dendrite International, Inc.*....................              705
  32,000     Documentum, Inc.*................................            1,590
  21,000     Fiserv, Inc.*....................................              996
  26,000     Hall Kinion & Associates, Inc.*..................              523
  32,000     Henry (Jack) & Associates, Inc...................            1,988
  20,000     Informatica Corp.*...............................              791
  20,000     Intuit Inc.*.....................................              789
  26,000     Macrovision Corp.*...............................            1,924
  24,000     Manhattan Associates, Inc.*......................            1,023
  11,000     MapInfo Corp.*...................................              520
  27,000     Mercury Interactive Corp.*.......................            2,437
  12,000     Micromuse, Inc.*.................................              724
  12,000     Netegrity, Inc.*.................................              653
  12,000     NetIQ Corporation*...............................            1,048
  38,250     Paychex, Inc.....................................            1,860
  23,000     Peoplesoft, Inc.*................................              855
   8,000     Precise Software
                 Solutions Ltd.*..............................              198
  26,000     Rational Software Corp.*.........................            1,012
  21,000     ScanSource, Inc.*................................              819
  32,000     Siebel Systems, Inc.*............................            2,164
  23,000     SunGard Data Systems Inc.*.......................            1,084
                                                                       --------
                                                                         45,559

             DIVERSIFIED
               COMPANIES (1.5%)
  11,000     American Standard
                 Companies, Inc.*.............................              542
  13,000     Danaher Corp.....................................              889
  22,000     Hillenbrand Industries, Inc......................            1,133
   5,700     SPX Corp.*.......................................              617
   3,000     Textron, Inc.....................................              139
  24,000     Tyco International Ltd...........................            1,332
  17,000     United Technologies Corp.........................            1,337
                                                                       --------
                                                                          5,989

             DRUG (8.4%)
  17,500     Albany Molecular
                 Research, Inc.*..............................            1,079
  30,000     Andrx Group*.....................................            1,736
  15,000     Aviron*..........................................            1,002
   4,000     CV Therapeutics, Inc.*...........................              283
  15,000     Cell Therapeutics, Inc.*.........................              676
  26,000     Cima Labs, Inc.*.................................            1,692
  22,000     COR Therapeutics, Inc.*..........................              774
  52,560     Elan Corp. plc (ADR)*............................            2,460


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             DRUG (8.4%) (Continued)
  11,000     Forest Laboratories, Inc.*.......................         $  1,462
  21,676     Genzyme Corp.-General
                 Division*....................................            1,949
   9,000     Human Genome Sciences, Inc.*.....................              624
  50,500     Ivax Corp.*......................................            1,934
  79,843     King Pharmaceuticals, Inc.*......................            4,127
  15,000     Merck & Co., Inc.................................            1,404
  30,000     Millennium
                 Pharmaceuticals, Inc.*.......................            1,856
  27,000     Noven Pharmaceuticals, Inc.*.....................            1,009
  19,000     OSI Pharmaceuticals, Inc.*.......................            1,522
  21,000     Pharmaceutical Product
                 Development, Inc.*...........................            1,044
  39,000     Scios Inc.*......................................              868
  16,682     Shire Pharmaceuticals
                 Group PLC (ADR)*.............................              768
  24,000     Teva Pharmaceutical
                 Industries Ltd. (ADR)........................            1,758
  34,000     Titan Pharmaceuticals, Inc.*.....................            1,203
   9,000     Vertex Pharmaceuticals Inc.*.....................              644
  11,000     Watson Pharmaceuticals, Inc.*....................              563
                                                                       --------
                                                                         32,437

             DRUGSTORE (0.4%)
  23,000     CVS Corp.........................................            1,379

             EDUCATIONAL
               SERVICES (1.1%)
  19,000     Apollo Group, Inc. Class "A"*....................              934
  25,000     Career Education Corp.*..........................              978
  34,000     Corinthian Colleges, Inc.*.......................            1,290
   5,000     Education Management Corp.*......................              179
  22,000     Learning Tree
                 International, Inc.*.........................            1,089
                                                                       --------
                                                                          4,470

             ELECTRIC UTILITY--
               CENTRAL (1.1%)
  39,600     AES Corp. (The)*.................................            2,193
  23,000     Reliant Energy, Inc..............................              996
  34,000     UtiliCorp United Inc.............................            1,054
                                                                       --------
                                                                          4,243

             ELECTRIC UTILITY--
               EAST (0.9%)
  17,000     Exelon Corp......................................            1,194
  30,000     Southern Co. (The)...............................              997
  35,000     TECO Energy, Inc.................................            1,133
                                                                       --------
                                                                          3,324

             ELECTRIC UTILITY--
               WEST (1.7%)
 120,000     Calpine Corp.*...................................            5,407
  50,000     NRG Energy, Inc.*................................            1,391
                                                                       --------
                                                                          6,798

             ELECTRICAL
               EQUIPMENT (1.7%)
  10,000     AVX Corp.........................................              164
  32,000     Belden, Inc......................................              812
  30,000     C&D Technologies, Inc............................            1,296
  35,500     Cable Design
                 Technologies Corp.*..........................              597
  12,500     Merix Corp.*.....................................              167
  68,000     Power-One, Inc.*.................................            2,673
  25,000     Technitrol, Inc..................................            1,028
                                                                       --------
                                                                          6,737

             ELECTRONICS (3.7%)
  21,000     Alpha Industries, Inc.*..........................              777
  17,000     Amphenol Corp. Class "A"*........................              666
  18,000     Anaren Microwave, Inc.*..........................            1,209


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

   4,000     CTS Corp.........................................         $    146
  24,000     Exar Corp.*......................................              744
  74,640     Flextronics
                 International Ltd.*..........................            2,127
  31,258     Gemstar-TV Guide
                 International, Inc.*.........................            1,442
  22,000     Harman International
                 Industries, Inc..............................              803
  26,000     Micrel, Inc.*....................................              876
   8,000     Plantronics, Inc.*...............................              376
  34,000     Plexus Corp.*....................................            1,033
  41,812     Symbol Technologies, Inc.........................            1,505
  31,000     Three-Five Systems, Inc.*........................              558
  48,000     Titan Corp.*.....................................              780
  46,000     Universal Electronics Inc.*......................              710
  45,000     Viasystems Group, Inc.*..........................              374
  17,500     Vishay Intertechnology, Inc.*....................              265
                                                                       --------
                                                                         14,391

             ENTERTAINMENT (0.5%)
  14,000     Time Warner, Inc.................................              732
  27,000     Univision Communications,
                 Inc. Class "A"*..............................            1,105
                                                                       --------
                                                                          1,837

             ENVIRONMENTAL (0.5%)
  35,000     Tetra Tech, Inc.*................................            1,115
  33,000     Waste Management, Inc............................              916
                                                                       --------
                                                                          2,031

             FINANCIAL SERVICES--
               DIVERSIFIED (4.1%)
  27,000     Ambac Financial Group, Inc.......................            1,574
   9,000     American International
                 Group, Inc...................................              887
  42,000     AmeriCredit Corp.*...............................            1,144
   6,490     AXA SA (ADR).....................................              466
  16,000     Capital One Financial Corp.......................            1,053
  28,000     Citigroup, Inc...................................            1,430
  26,000     CompuCredit Corp.*...............................              471
  22,000     Concord EFS, Inc.*...............................              967
  17,000     Countrywide Credit
                 Industries, Inc..............................              854
  14,000     Fannie Mae.......................................            1,215
  20,000     Freddie Mac......................................            1,378
  30,000     Fidelity National Financial, Inc.................            1,108
  15,000     Gallagher (Arthur J.) & Co.......................              954
  10,000     Hartford Financial Services
                 Group, Inc. (The)............................              706
  59,000     IndyMac Bancorp, Inc.*...........................            1,741
                                                                       --------
                                                                         15,948

             FOOD PROCESSING (0.4%)
  15,000     Keebler Foods Co.................................              622
  22,000     McCormick & Co., Inc.............................              793
                                                                       --------
                                                                          1,415

             FOOD WHOLESALERS (0.5%)
  60,000     SYSCO Corp.......................................            1,800

             FOREIGN
               TELECOMMUNICATIONS
               (0.6%)
  20,000     Nokia Corp. (ADR)................................              870
  40,001     Nortel Networks Corp.............................            1,283
                                                                       --------
                                                                          2,153
             FURNITURE/HOME
               FURNISHINGS (0.2%)
  19,500     Ethan Allen Interiors, Inc.......................              653

             GROCERY (0.3%)
  47,000     Kroger Co.*......................................            1,272

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.8%)
  28,000     Cerner Corp.*....................................            1,295
  38,000     Eclipsys Corp.*..................................              931
  32,000     IMS Health, Inc..................................              864
                                                                       --------
                                                                          3,090


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             HOTEL/GAMING (1.0%)
  43,000     Argosy Gaming Company*...........................         $    825
  32,000     International Game
                 Technology*..................................            1,536
  17,000     MGM Mirage, Inc..................................              479
  46,000     WMS Industries, Inc.*............................              926
                                                                       --------
                                                                          3,766

             HOUSEHOLD
               PRODUCTS (0.2%)
  21,000     Salton, Inc.*....................................              435
  10,000     Scotts Company (The)
                 Class "A"*...................................              369
                                                                       --------
                                                                            804

             INDUSTRIAL
               SERVICES (2.2%)
  26,000     Administaff, Inc.*...............................              707
  12,000     Amdocs Ltd.*.....................................              795
  18,000     Catalina Marketing Corp.*........................              701
  28,000     Celestica, Inc.*.................................            1,519
   3,000     ChoicePoint, Inc.*...............................              196
  22,000     Convergys Corp.*.................................              997
   5,500     Professional Detailing, Inc.*....................              582
  14,500     Quanta Services, Inc.*...........................              467
  62,000     Robert Half International, Inc.*.................            1,643
  23,000     SmartForce PLC (ADR)*............................              864
                                                                       --------
                                                                          8,471

             INSURANCE--LIFE (0.7%)
  13,000     AFLAC, Inc.......................................              938
  20,000     MONY Group, Inc. (The)...........................              989
  19,000     Nationwide Financial
                 Services, Inc. Class "A".....................              903
                                                                       --------
                                                                          2,830

             INSURANCE--PROPERTY/
               CASUALTY (3.4%)
  40,000     ACE Ltd..........................................            1,697
  20,000     Allstate Corp. (The).............................              871
  14,000     Chubb Corp. (The)................................            1,211
  17,000     Everest Re Group, Ltd............................            1,218
  45,000     Old Republic International
                 Corp.........................................            1,440
  28,000     PartnerRe Ltd....................................            1,708
  14,000     PMI Group, Inc...................................              948
  13,000     RenaissanceRe Holdings Ltd.......................            1,018
  18,000     Safeco Corp......................................              592
  22,000     St. Paul Companies, Inc..........................            1,195
  17,000     XL Capital Ltd...................................            1,485
                                                                       --------
                                                                         13,383

             INTERNET (0.7 %)
  15,000     Agile Software Corp.*............................              741
   9,000     America Online, Inc.*............................              313
  17,200     Exodus Communications, Inc.*.....................              344
  20,000     JNI Corporation*.................................              454
  17,000     Macromedia, Inc.*................................            1,033
                                                                       --------
                                                                          2,885

             MANUFACTURED HOUSING/RECREATIONAL
               VEHICLE (0.2%)
  15,000     Oshkosh Truck Corp...............................              660

             MEDICAL SERVICES (7.4%)
  24,000     Advance Paradigm, Inc.*..........................            1,092
  14,000     Affymetrix, Inc.*................................            1,042
   9,000     CIGNA Corp.......................................            1,191
  28,000     Coventry Healthcare, Inc.*.......................              747
   8,000     Express Scripts, Inc.
                 Class "A"*...................................              818
  18,000     First Health Group Corp.*........................              838
  28,000     HCA-The Healthcare
                 Company......................................            1,232
  65,000     Healthsouth Corp.*...............................            1,060
  60,000     Health Management
                 Associates, Inc. Class "A"*..................            1,245
   5,000     IMPATH Inc.*.....................................              333
   8,000     Laboratory Corp. of
                 America Holdings*............................            1,408
  27,000     LifePoint Hospitals, Inc.*.......................            1,353


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

  17,000     Lincare Holdings, Inc.*..........................         $    970
  41,000     Mid Atlantic Medical
                 Services, Inc.*..............................              812
   8,000     Myriad Genetics, Inc.*...........................              662
  30,000     Orthodontic Centers of
                 America, Inc.*...............................              938
  39,000     Oxford Health Plans, Inc.*.......................            1,541
  21,000     Quest Diagnostics, Inc.*.........................            2,982
  16,000     Syncor International Corp.*......................              582
  34,000     Tenet Healthcare Corp.*..........................            1,511
  39,000     Triad Hospitals, Inc.*...........................            1,270
  14,000     Trigon Healthcare, Inc.*.........................            1,089
  16,000     UnitedHealth Group, Inc..........................              982
  16,000     Universal Health
                 Services, Inc. Class "B"*....................            1,788
  11,000     Wellpoint Health
                 Networks, Inc.*..............................            1,268
                                                                       --------
                                                                         28,754
             MEDICAL SUPPLIES (5.2%)
  19,400     Allergan, Inc....................................            1,878
  30,000     AmeriSource Health Corp.
                 Class "A"*...................................            1,515
  74,000     Aradigm Corp.*...................................            1,082
  28,000     Beckman Coulter, Inc.............................            1,174
  32,444     Bindley Western Industries, Inc..................            1,348
  31,500     Biomet, Inc......................................            1,250
  32,000     Cytyc Corp.*.....................................            2,002
  23,000     DENTSPLY International, Inc......................              900
  34,000     Henry Schein, Inc.*..............................            1,177
  22,702     Medtronic, Inc...................................            1,371
  34,000     Patterson Dental Co.*............................            1,152
  29,000     PolyMedica Corp.*................................              968
  33,000     Respironics, Inc.*...............................              941
  32,000     Techne Corp.*....................................            1,154
  31,000     Varian Medical Systems, Inc.*....................            2,106
                                                                       --------
                                                                         20,018

             METAL FABRICATING (0.4%)
  30,000     Shaw Group, Inc.*................................            1,500

             NATURAL GAS--
               DIVERSIFIED (1.0%)
  34,000     Dynegy, Inc. Class "A"...........................            1,906
  24,000     Enron Corp.......................................            1,995
                                                                       --------
                                                                          3,901
             NEWSPAPER (0.2%)
  17,000     Tribune Co.......................................              718

             OILFIELD SERVICES/
               EQUIPMENT (0.8%)
  42,000     Hanover Compressor Co.*..........................            1,872
  28,000     National-Oilwell, Inc.*..........................            1,083
                                                                       --------
                                                                          2,955

             PRECISION
               INSTRUMENT (4.0%)
  27,000     Mettler Toledo International,
                 Inc.*........................................            1,468
  33,000     Newport Corp.....................................            2,594
  31,500     Orbotech Ltd.*...................................            1,175
  27,000     PerkinElmer, Inc.................................            2,835
  34,000     Tektronix, Inc...................................            1,145
  18,000     Therma-Wave, Inc.*...............................              252
  38,000     Thermo Electron Corp.*...........................            1,131
  34,000     Varian, Inc.*....................................            1,152
  46,000     Waters Corp.*....................................            3,841
                                                                       --------
                                                                         15,593

             PUBLISHING (0.9%)
  18,000     McGraw-Hill Companies, Inc.......................            1,055
  27,000     Reader's Digest Association,
                 Inc. Class "A"...............................            1,056
  14,000     Scholastic Corp.*................................            1,241
                                                                       --------
                                                                          3,352

             RECREATION (0.5%)
  30,000     Concord Camera Corp.*............................              495
  16,000     Electronic Arts Inc.*............................              682
  24,000     Harley-Davidson, Inc.............................              954
                                                                       --------
                                                                          2,131


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             RESTAURANT (1.6%)
  26,000     Brinker International, Inc.*.....................         $  1,098
  24,000     CBRL Group, Inc..................................              437
  45,000     Cheesecake
                 Factory, Inc. (The)*.........................            1,727
  43,000     Darden Restaurants, Inc..........................              984
  60,800     Ruby Tuesday, Inc................................              927
  37,500     Sonic Corp.*.....................................              874
                                                                       --------
                                                                          6,047

             RETAIL--SPECIAL
               LINES (2.7%)
  56,000     Bed Bath & Beyond Inc.*..........................            1,253
  48,000     Chico' s FAS, Inc.*..............................            1,002
  25,500     Cost Plus, Inc.*.................................              749
  17,625     Dollar Tree Stores, Inc.*........................              432
   4,000     Gucci Group N.V..................................              354
  57,000     Intertan, Inc.*..................................              663
  43,800     Intimate Brands, Inc. Class "A"..................              657
  19,000     Linens `N' Things, Inc.*.........................              525
   6,000     Payless ShoeSource, Inc.*........................              424
  80,000     Pier 1 Imports, Inc..............................              825
  27,000     Quiksilver, Inc.*................................              523
  16,000     RadioShack Corp..................................              685
  34,000     Talbots, Inc. (The)..............................            1,551
  32,000     Tiffany & Co.....................................            1,012
                                                                       --------
                                                                         10,655

             RETAIL STORE (1.3%)
  25,000     BJ's Wholesale Club Inc.*........................              960
  51,000     Family Dollar Stores, Inc........................            1,093
  19,200     Kohl's Corp.*....................................            1,171
  34,000     Wal-Mart Stores, Inc.............................            1,806
                                                                       --------
                                                                          5,030

             SECURITIES
               BROKERAGE (0.3%)
  13,000     Morgan Stanley Dean
                 Witter & Co..................................            1,030

             SEMICONDUCTOR (5.9%)
  44,000     Applied Micro
                 Circuits Corp.*..............................            3,302
  50,000     ARM Holdings plc (ADR)*..........................            1,128
  50,000     Atmel Corp.*.....................................              581
  14,000     Bell Microproducts Inc.*.........................              222
  24,000     Cirrus Logic, Inc.*..............................              450
  42,000     Cree, Inc.*......................................            1,492
  24,000     Dallas Semiconductor Corp........................              615
  13,000     Elantec Semiconductor, Inc.*.....................              361
  20,000     Integrated Device
                 Technology, Inc.*............................              663
  24,000     International Rectifier Corp.*...................              720
  17,000     Nanometrics, Inc.*...............................              235
  17,000     PMC-Sierra, Inc.*................................            1,337
  42,000     Pericom Semi-
                 conductor Corp.*.............................              777
  22,000     QLogic Corp.*....................................            1,694
  18,000     SDL, Inc.*.......................................            2,667
  50,000     Semtech Corp.*...................................            1,103
  15,000     STMicroelectronics N.V...........................              642
  54,000     TranSwitch Corp.*................................            2,113
  61,600     TriQuint
                 Semiconductor, Inc.*.........................            2,691
                                                                       --------
                                                                         22,793

             SHOE (1.0%)
  18,000     Kenneth Cole Productions, Inc.
                 Class "A"*...................................              724
  38,000     Reebok International Ltd.*.......................            1,039
  32,000     Timberland Co. Class "A"*........................            2,140
                                                                       --------
                                                                          3,903

             STEEL--GENERAL (0.3%)
  32,000     Carpenter Technology Corp........................            1,120

             TELECOMMUNICATIONS
                EQUIPMENT (2.6%)
   8,000     ADC Telecom-
                 munications, Inc.*...........................              145


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

  16,000     Andrew Corp.*....................................        $     348
  27,000     Anixter International, Inc.*.....................              584
  32,000     California Amplifier, Inc.*......................              296
  24,000     Finisar Corporation*.............................              696
  36,000     General Motors Corp.
                 Class "H"*...................................              828
   6,000     Juniper Networks, Inc.*..........................              757
  14,000     L-3 Communications
                 Holdings, Inc.*..............................            1,078
  62,000     Oak Technology, Inc.*............................              539
   2,000     ONI Systems Corp.*...............................               79
  66,000     Polycom, Inc.*...................................            2,124
  34,000     Scientific-Atlanta, Inc..........................            1,107
   7,000     Tekelec*.........................................              210
  16,000     Tellabs, Inc.*...................................              904
  16,000     Tollgrade Com-
                 munications, Inc.*...........................              584
                                                                       --------
                                                                         10,279

             TELECOMMUNICATION
               SERVICES (0.7%)
   8,000     Broadcom Corp. Class "A"*........................              676
  32,000     BroadWing Inc.*..................................              730
   6,000     Digital Lightwave, Inc.*.........................              190
  27,000     DyCom Industries, Inc.*..........................              971
  34,000     Metromedia Fiber
                 Network, Inc. Class "A"*.....................              344
                                                                       --------
                                                                          2,911

             THRIFT (0.9%)
  13,000     Charter One Financial, Inc.......................              375
  34,000     Dime Bancorp, Inc................................            1,005
  32,000     Golden State Bancorp, Inc........................            1,006
   4,000     Washington Federal, Inc..........................              114
  20,000     Washington Mutual, Inc...........................            1,061
                                                                       --------
                                                                          3,561

             TRUCKING/
               TRANSPORTATION
               LEASING (0.5%)
  11,000     Landstar System, Inc.*...........................              610
  20,000     United Parcel Service, Inc.
                 Class "B"....................................            1,176
                                                                       --------
                                                                          1,786

             WIRELESS
               NETWORKING (0.9%)
  29,000     Palm, Inc.*......................................              821
  44,000     RF Micro Devices Inc.*...........................            1,207
   6,000     Research In Motion Ltd.*.........................              480
  20,000     Sawtek Inc.*.....................................              924
                                                                       --------
                                                                          3,432
                                                                       --------

             TOTAL COMMON
             STOCKS AND
             TOTAL INVESTMENT
             SECURITIES (99.5%)
             (Cost $268,222,000)  ............................          386,255
                                                                       --------


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                     Value
   Principal                                                     (in thousands
    Amount                                                      except per share
(in thousands)                                                       amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.4%)
(including accrued interest)
$  5,500     (including accrued interest)
               Collateralized by $3,362,000 U.S. Treasury Bonds 13.25%,
               due  5/15/14,  with a  value  of  $5,608,000  (with  UBS
               Warburg LLC, 5.60%, dated 12/29/00, due 1/2/01,
               delivery value $5,503,422) ...........................  $  5,503

EXCESS OF LIABILITIES OVER
CASH AND OTHER ASSETS (-0.9%) .......................................    (3,494)
                                                                       --------

NET ASSETS (100%)                                                      $388,264
                                                                       ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($388,263,512 / 16,488,448
shares of capital stock outstanding) ...............................   $  23.55
                                                                       ========
* Non-income producing.

(ADR) American Depositary Receipts.








See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Assets
and Liabilities at December 31, 2000
--------------------------------------------------------------------------------

                                                                  (In thousands
                                                                except per share
                                                                    amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost--$268,222) ...........................................          $386,255
Repurchase agreement
  (Cost--$5,503) .............................................             5,503
Cash .........................................................               106
Receivable for securities sold ...............................             8,569
Receivable for capital shares sold ...........................               945
Dividends receivable .........................................                75
Prepaid expenses .............................................                 1
                                                                        --------
      Total Assets ...........................................           401,454
                                                                        --------
Liabilities:
Payable for capital shares repurchased .......................            12,114
Payable for securities purchased .............................               698
Accrued expenses:
  Advisory fee ...............................................               252
  Service and distribution plan
    fees payable .............................................                84
Other ........................................................                42
                                                                        --------
      Total Liabilities ......................................            13,190
                                                                        --------
Net Assets ...................................................          $388,264
                                                                        ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000, outstanding
  16,488,448 shares) .........................................          $ 16,488
Additional paid-in capital ...................................           247,967
Undistributed net realized gain on
  investments ................................................             5,776
Net unrealized appreciation
  of investments .............................................           118,033
                                                                        --------
Net Assets ...................................................          $388,264
                                                                        ========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($388,263,512 / 16,488,448
  shares outstanding) ........................................          $  23.55
                                                                        ========


Statement of Operations
for the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  -------------
Investment Income:
Dividends (Net of foreign
  withholding taxes of $6) .................................           $    861
Interest ...................................................                635
                                                                       --------
      Total Income .........................................              1,496
                                                                       --------
Expenses:
Advisory fee ...............................................              3,456
Service and distribution plan fees .........................                577
Transfer agent .............................................                150
Custodian fees .............................................                 98
Insurance, dues and other ..................................                 78
Registration fees ..........................................                 55
Printing ...................................................                 52
Auditing and legal fees ....................................                 44
Postage ....................................................                 40
Telephone ..................................................                 27
Directors' fees and expenses ...............................                 18
                                                                       --------
      Total Expenses Before
        Custody Credits ....................................              4,595
      Less: Custody Credits ................................                (15)
                                                                       --------
      Net Expenses .........................................              4,580
                                                                       --------
Net Investment Loss ........................................             (3,084)
                                                                       --------
Net Realized and Unrealized Gain on
  Investments:
    Net Realized Gain ......................................             21,781
    Change in Net Unrealized
      Appreciation .........................................            (48,769)
                                                                       --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ...........................................            (26,988)
                                                                       --------
Net Decrease in Net Assets from
  Operations ...............................................           $(30,072)
                                                                       ========


See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                                        2000             1999
                                                                     ---------------------------
                                                                            (In thousands)
Operations:
  Net investment loss .......................................        $  (3,084)        $    (546)
  Net realized gain on investments ..........................           21,781            26,531
  Change in net unrealized appreciation .....................          (48,769)          120,734
                                                                     ---------------------------
  Net (decrease) increase in net assets from operations .....          (30,072)          146,719
                                                                     ---------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............          (27,045)          (20,029)
                                                                     ---------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................          866,937           382,615
  Proceeds from reinvestment of distributions to shareholders           25,327            19,484
  Cost of shares repurchased ................................         (867,914)         (298,392)
                                                                     ---------------------------
  Net increase from capital share transactions ..............           24,350           103,707
                                                                      ---------------------------

Total (Decrease) Increase in Net Assets .....................          (32,767)          230,397

Net Assets:
  Beginning of year .........................................          421,031           190,634
                                                                     ---------------------------
  End of year ...............................................        $ 388,264         $ 421,031
                                                                     ===========================





See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                  December 31, 2000
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                  Year Ended       Year Ended
                                                  December 31,     December 31,
                                                     2000             1999
                                                  ---------------------------
Shares sold .................................        30,371            18,731
Shares issued to shareholders
  in reinvestment of dividends
  and distributions .........................         1,071               801
                                                  ---------------------------
                                                     31,442            19,532
Shares repurchased ..........................        30,497            14,757
                                                  ---------------------------
Net increase ................................           945             4,775
                                                  ===========================
Distributions per share from
  net realized gains ........................        $ 1.71            $1.395
                                                  ===========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                      Year Ended
                                                     December 31,
                                                         2000
                                                    --------------
                                                    (in thousands)
Purchases:
Investment Securities ........................        $350,527
                                                      ========
Sales:
Investment Securities ........................        $347,616
                                                      ========


At December 31, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $273,975,000. The aggregate appreciation and depreciation of investments at December 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $135,133,000 and $17,350,000 respectively, resulting in a net appreciation of $117,783,000.

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of net asset accounts. During 2000, the Fund reclassified $3,084,000 from accumulated net investment loss to additional paid-in-capital. Net investment loss, net realized gain, and net assets were not affected by this reclassification.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $3,456,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2000. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

December 31, 2000, the Fund paid brokerage commissions totaling $169,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at December 31, 2000, owned 1,236,984 shares of the Fund's capital stock, representing 7.5% of the outstanding shares. In addition, certain officers and directors of the Fund owned 140,322 shares of the Fund, representing 0.8% of the shares outstanding.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates the distributor for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $577,000 were paid or payable to the distributor under this Plan for the period July 1 to December 31, 2000.


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                                                                              19

The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                              Years Ended December 31,
                                              ---------------------------------------------------------------------------------
                                                  2000               1999               1998            1997            1996
                                              -----------        -----------        -----------     -----------     -----------
Net asset value, beginning of year ........   $     27.09        $     17.70        $     14.48     $     13.34     $     16.24
                                              ---------------------------------------------------------------------------------

  Income (loss) from investment operations:
    Net investment (loss) income ..........          (.19)              (.04)              (.04)           (.02)            .26
    Net gains or losses on securities
      (both realized and unrealized) ......         (1.64)             10.83               4.30            4.15             .85
                                              ---------------------------------------------------------------------------------
    Total from investment operations ......         (1.83)             10.79               4.26            4.13            1.11
                                              ---------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..          --                 --                 --                 #            (.26)
    Distributions from capital gains ......         (1.71)             (1.40)             (1.04)          (2.99)          (3.75)
                                              ---------------------------------------------------------------------------------
    Total distributions ...................         (1.71)             (1.40)             (1.04)          (2.99)          (4.01)
                                              ---------------------------------------------------------------------------------

Net asset value, end of year ..............   $     23.55        $     27.09        $     17.70     $     14.48     $     13.34
                                              =================================================================================

Total return ..............................        -6.78%              61.66%             29.88%          32.10%           7.24%
                                              =================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....   $   388,264        $   421,031        $   190,634     $   116,040     $    89,594
Ratio of expenses to average net assets ...          1.01%(1)            .89%(1)           1.02%           1.08%           1.08%
Ratio of net investment (loss) income
  to average net assets ...................          (.68)%             (.22)%             (.34)%          (.14)%          1.44%
Portfolio turnover rate ...................            78%                85%               183%            240%            146%

# Dividend paid was less than one cent per share

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.




See Notes to Financial Statements.



--------------------------------------------------------------------------------
20

                                    The Value Line Special Situations Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 9, 2001


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                                                                              21

The Value Line Special Situations Fund, Inc.


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                                    The Value Line Special Situations Fund, Inc.


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                                                                              23

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950-- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983-- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986-- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995-- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER               Value Line, Inc.
                                 220 East 42nd Street
                                 New York, NY 10017-5891

DISTRIBUTOR                      Value Line Securities, Inc.
                                 220 East 42nd Street
                                 New York, NY 10017-5891

CUSTODIAN BANK                   State Street Bank and Trust Co.
                                 225 Franklin Street
                                 Boston, MA 02110

SHAREHOLDER                      State Street Bank and Trust Co.
SERVICING AGENT                  c/o NFDS
                                 P.O. Box 219729
                                 Kansas City, MO 64121-9729

INDEPENDENT                      PricewaterhouseCoopers LLP
ACCOUNTANTS                      1177 Avenue of the Americas
                                 New York, NY 10036

LEGAL COUNSEL                    Peter D. Lowenstein, Esq.
                                 Two Sound View Drive, Suite 100
                                 Greenwich, CT 06830

DIRECTORS                        Jean Bernhard Buttner
                                 John W. Chandler
                                 Frances T. Newton
                                 Francis C. Oakley
                                 David H. Porter
                                 Paul Craig Roberts
                                 Marion N. Ruth
                                 Nancy-Beth Sheerr

OFFICERS                         Jean Bernhard Buttner
                                 Chairman and President
                                 Stephen E. Grant
                                 Vice President
                                 Philip J. Orlando
                                 Vice President
                                 David T. Henigson
                                 Vice President and
                                 Secretary/Treasurer
                                 Joseph Van Dyke
                                 Assistant Secretary/Treasurer
                                 Stephen La Rosa
                                 Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #516224